Note 13: Loans Payable: Short Term Loans: Schedule of Short Terms Loans (Tables)	6 Months Ended
Nov. 30, 2013
Tables/Schedules
Schedule of Short Terms Loans

Schedule of Short Terms Loans
	November 30, 2013
Other Current Asset	Loan	Interest	Total Loan
Mikolajczyk, Jerry - assigned from Comtax Services, Inc.	$398,249	$0	$398,249
Mikolajczyk, Jerry - Deposit on Series B Preferred Stock	$20,000	$0	$20,000
Stock Redemption - Mikolajczyk acquisition	$9,375	$138	$9,513
Stock Redemption - 3rd party - assigned from Matousek	$87,500	$1,290	$88,790
Stock Redemption - 3rd party	$9,375	$138	$9,513
Stock Redemption - 3rd party	$9,375	$138	$9,513
Stock Redemption - 3rd party	$9,375	$138	$9,513
Total Short Terms Loans	$543,249	$1,842	$545,091